Employee benefits	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about provision for employee benefits [Abstract]
Disclosure of employee benefits [text block]
Note 18	Employee benefits

18.1	Provisions for employee benefits

Classes of benefits and expenses by employee	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Current
Profit sharing and bonuses	7,770	-
Performance bonds and operational targets	1,326	16,387
Total	9,096	16,387
Non-current
Profit sharing and bonuses	-	8,026
Severance indemnity payments	32,199	27,814
Total	32,199	35,840

18.2	Policies on defined benefit plan

This policy is applied to all benefits received for services provided by the Company's employees. This is divided as follows:

a)	Short-term benefits for active employees are represented by salaries, social welfare benefits, paid time off, sickness and other types of leave, profit sharing and incentives and non-monetary benefits; e.g., healthcare service, housing, subsidized or free goods or services. These will be paid in a term which does not exceed twelve months. The Company maintains incentive programs for its employees, which are calculated based on the net result at the close of each period by applying a factor obtained from an evaluation based on their personal performance, the Company’s performance and other short-term and long-term indicators.

b)	Staff severance indemnities are agreed and payable based on the final salary, calculated in accordance with each year of service to the Company, with certain maximum limits in respect of either the number of years or in monetary terms. In general, this benefit is payable when the employee or worker ceases to provide his/her services to the Company and there are a number of different circumstances through which a person can be eligible for it, as indicated in the respective agreements; e.g. retirement, dismissal, voluntary retirement, incapacity or disability, death, etc. See Note 18.3.

c)	Obligations after employee retirement, described in Note 18.4.

d)	Retention bonuses for a group of Company executives, described in Note 18.6.

18.3	Other long-term benefits

The actuarial assessment method has been used to calculate the Company’s obligations with respect to staff severance indemnities, which relate to defined benefit plans consisting of days of remuneration per year served at the time of retirement under conditions agreed in the respective agreements established between the Company and its employees.

Under this benefit plan, the Company retains the obligation to pay staff severance indemnities related to retirement, without establishing a separate fund with specific assets, which is referred to as not funded
.

Benefit payment conditions

The staff severance indemnity benefit relates to remuneration days for years worked for the Company without a limit being imposed in regard of amount of salary or years of service. It applies when employees cease to work for the Company because they are made redundant or in the event of their death. This benefit is applicable up to a maximum age of 65 for men and 60 for women, which are the usual retirement ages according to the Chilean pensions system as established in Decree Law 3,500 of 1980.

(a)	Methodology

The determination of the defined benefit obligation is made under the requirements of IAS 19 “Employee benefits”.

18.4	Post-employment benefit obligations

Our subsidiary SQM NA, together with its employees established a pension plan until 2002 called the “SQM North America Retirement Income Plan”. This obligation is calculated measuring the expected future forecast staff severance indemnity obligation using a net salary gradual rate of restatements for inflation, mortality and turnover assumptions, discounting the resulting amounts at present value using the interest rate defined by the authorities.

Since 2003, SQM NA offers to its employees benefits related to pension plans based on the 401-K system, which do not generate obligations for the Company.

Reconciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
Changes in the benefit obligation	ThUS$	ThUS$	ThUS$
Benefit obligation at the beginning of the year	9,586	8,657	8,755
Service cost	-	-	-
Interest cost	280	336	319
Actuarial loss	506	984	63
Benefits paid	(508)	(391)	(480)
Total	9,864	9,586	8,657

Reconciliation	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
Changes in the plan assets	ThUS$	ThUS$	ThUS$
Fair value of plan assets at the beginning of the year	8,754	8,404	8,751
Actual return (loss) in plan assets	4,642	741	133
Benefits paid	(508)	(391)	(480)
Fair value of plan assets at the end of the year	12,888	8,754	8,404
Financing status	3,025	(832)	(253)
Items not yet recognized as net periodic pension cost components:
Net actuarial loss at the beginning of the year	(3,634)	(3,022)	(2,614)
Amortization during the year	326	242	160
Net estimated gain or loss occurred during the year	3,500	(854)	(568)
Adjustment to recognize the minimum pension obligation	192	(3,634)	(3,022)

Service cost or benefits received during the year	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Service cost or benefits received during the year	-	-	-
Interest cost in benefit obligation	280	336	319
Actual return in plan assets	4,642	741	133
Amortization of prior year losses	326	242	160
Net gain during the year	3,500	(854)	(568)
Net periodic pension expense	(31)	(33)	(159)

18.5	Staff severance indemnities

As of December 31, 2020, and 2019, severance indemnities calculated at the actuarial value are as follows:

Staff severance indemnities	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$
Opening balance	(27,814)	(28,233)	(27,445)
Current cost of Service	(3,804)	(2,880)	(1,529)
Interest cost	(1,486)	(1,661)	(1,658)
Actuarial gain/loss	(2,826)	(2,514)	(1,617)
Exchange rate difference	(1,513)	2,475	2,710
Benefits paid during the year	5,244	4,999	1,306
Total	(32,199)	(27,814)	(28,233)

(a)	Actuarial assumptions

The liability recorded for staff severance indemnity is valued at the actuarial value method, using the following actuarial assumptions:

Actuarial assumptions	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	Annual/Years
Mortality rate	RV - 2014	RV - 2014	RV - 2014
Actual annual interest rate	3.65%	3.68%	4.64%
Voluntary retirement rate:
Men	6.49%	6.49%	6.49%	Annual
Women	6.49%	6.49%	6.49%	Annual
Salary increase	3.00%	3.00%	3.00%	Annual
Retirement age:
Men	65	65	65	Years
Women	60	60	60	Years

(b)	Sensitivity analysis of assumptions

As of December 31, 2020, and 2019, the Company has conducted a sensitivity analysis of the main assumptions of the actuarial calculation, determining the following:

Sensitivity analysis as of December 31, 2020	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,985)	2,234
Employee turnover rate	(261)	291

Sensitivity analysis as of December 31, 2019	Effect + 100 basis points	Effect - 100 basis points
	ThUS$	ThUS$
Discount rate	(1,796)	2,021
Employee turnover rate	(236)	263

Sensitivity relates to an increase/decrease of 100 basis points.

18.6	Executive compensation plan

The Company currently has a compensation plan with the purpose of motivating the Company’s executives and encouraging them to remain with the Company, by granting payments based on the change in the price of SQM’s shares. There is a partial payment of the share benefit program in the event of termination of the contract for causes other than the resignation and application of Article 160 of the Labor Code.

(a)	Plan characteristics

This compensation plan is related to the Company’s performance through the SQM Series B share price (Santiago Stock Exchange).

(b)	Plan participants

A total of 29 Company executives are entitled to this compensation plan, as long as they remain a part of the Company until a given date. This includes a 2020 bonus equivalent to 177,905 shares, which is effective for those people still with the Company through the end of 2020, and a 2021 bonus for US$ 8.5 million, which will go into effect in equal parts for those who remain with the Company at the end of each of the four quarters in 2021. The payment dates, where relevant, will be during the quarter following the quarter when the benefit is made effective.

(c)	Compensation

The compensation payable to each executive is calculated by multiplying:

i)	the average price of the series B shares on the Santiago Stock Exchange during the fourth quarter of 2020, in its US dollar equivalent (with a value of US$ 41.93 per share).

ii)	By a number equal to the quantity of shares that have been individually assigned to each executive included in the plan.

This compensation plan was approved by the Company’s Board of Directors and its application started on September 30, 2020.

The plan that was in place on December 31, 2019 considered 427,652 shares. The effects on the income statement are equivalent to an expense of ThUS$ 875 and ThUS$ 117 in the income statement for the years ending December 31, 2020 and 2019
Executed shares during 2020 were 47,687.